COMMITMENTS AND CONTINGENCIES - Narrative (Details)							3 Months Ended		12 Months Ended
	Dec. 10, 2021 USD ($)	Jul. 30, 2021 USD ($)	Feb. 27, 2020 plaintiff	Nov. 18, 2019 USD ($)	Sep. 16, 2019 USD ($)	Jan. 31, 2014 plaintiff	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 30, 2021 USD ($)	Sep. 07, 2021 USD ($)	Jul. 23, 2021 USD ($)
Loss Contingencies [Line Items]
Payments to acquire assets							$ 782,500	$ 40,750	$ 78,467	$ 130,750
Deposit									3,567,061	145,600
Reimbursements receivable							4,962,043		13,818,386	8,009,440
Attorney fees and costs paid by the plaintiffs		$ 203,151
Comstock Residents Association
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff						2
OSHA Complaint
Loss Contingencies [Line Items]
Number of plaintiffs | plaintiff			3
Tonogold Agreement
Loss Contingencies [Line Items]
Expense reimbursements							$ 25,150	$ 21,050	2,800,000	2,600,000
Reimbursements receivable									$ 800,000	$ 0
Storey County, Nevada | Tonogold Agreement
Loss Contingencies [Line Items]
Term of mineral lease					10 years
American Flat Property | Tonogold Agreement | Phase 1
Loss Contingencies [Line Items]
Annual reimbursements under facility lease				$ 1,100,000
Royalty Agreement
Loss Contingencies [Line Items]
Percentage of royalty obligations, majority are less than							3.00%		3.00%
Minimum
Loss Contingencies [Line Items]
Percentage of royalty obligations							0.50%		0.50%
Maximum
Loss Contingencies [Line Items]
Percentage of royalty obligations							5.00%		5.00%
Pilot Facility
Loss Contingencies [Line Items]
Purchase price							$ 3,920,000		$ 3,920,000
Pilot Facility | Monthly Installments from May 1, 2022 to April 30, 2023
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount							35,000		35,000
Pilot Facility | Installment paid on April 30, 2023
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount							1,750,000		1,750,000
Pilot Facility | Installment paid on April 30, 2024
Loss Contingencies [Line Items]
Asset acquisition, installment payment amount							$ 1,750,000		1,750,000
MANA to Red Wolf Agro LLC
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow													$ 8,600,000
Performance-based cash payments as percentage of future consolidated net cash flow													20.00%
Lyon County
Loss Contingencies [Line Items]
Attorney fees and costs paid by the plaintiffs		$ 50,000
LINICO Corporation
Loss Contingencies [Line Items]
Deposit									3,219,607
Reimbursements receivable											$ 905,942
Tonogold Resources, Inc.
Loss Contingencies [Line Items]
Quarterly rental fee					$ 10,000
Quarterly rental fee, increase in percentage					10.00%
FLUX Photon Corporation
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow												$ 18,000,000
Performance-based cash payments as percentage of future consolidated net cash flow												20.00%
Payments to acquire assets	$ 350,000
Asset acquisition contingent consideration liability									$ 17,650,000
MANA Corporation
Loss Contingencies [Line Items]
Maximum performance-based cash payments as percentage of future consolidated net cash flow													$ 8,600,000
Performance-based cash payments as percentage of future consolidated net cash flow													20.00%
Percentage of voting interests acquired							100.00%		100.00%				100.00%